Significant events - Issuance of unsecured notes at fixed and floating rate (Details) shares in Millions, $ in Millions, $ in Millions	Jul. 14, 2022 MXN ($)	Apr. 04, 2022 MXN ($)	Nov. 30, 2021 MXN ($)	Sep. 15, 2021 shares	Dec. 08, 2021 USD ($)
Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Disclosure of detailed information about borrowings [line items]
Loan amount granted					$ 500
Financial liabilities at amortized cost | Perpetual Subordinated Non-Preferred Contingent Convertible Additional Tier I Capital Notes
Disclosure of detailed information about borrowings [line items]
Number Of Debt Securities Issued | shares				700
Maturity recalculation term				5 years
Maturity period of debt instruments issued				5 years
Interest rate (as a percent)				4.625%
Prepaid maturity period				5 years
Unsecured notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Notes issued		$ 2,790	$ 6,500
Notes term		7 years	7 years
Interest rate (as a percent)		8.72%	8.08%
Interest payment term		182 days	182 days
Unsecured notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 5,000	$ 7,100	$ 3,500
Notes term	4 years	5 years	4 years
Interest rate (as a percent)			5.28%
Interest payment term	28 days	28 days	28 days
Percentage of surcharge on TIIE index	0.29%
Unsecured notes | Floating interest rate | IRS 28-day TIIES
Disclosure of detailed information about borrowings [line items]
Interest payment term		28 days	28 days
Percentage of surcharge on TIIE index		0.07%	0.05%